Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets (Parentheticals) - Parent [Member] - $ / shares	Jun. 30, 2021	Jun. 30, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred share par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred share authorized	1,000,000	1,000,000
Preferred share issued	0	0
Preferred share outstanding	0	0
Ordinary share par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary share authorized	200,000,000	200,000,000
Ordinary share issued	110,356,629	25,623,822
Ordinary share outstanding	110,356,629	25,623,822